Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 26,563	$ 13,525
Restricted cash (note 5)	3,886	384
Financial assets at fair value (note 3)	3,349	55,642
Inventories (note 4)	6,924	3,891
Trade receivables, net	7,700	3,034
Other accounts receivable	3,053	2,937
Total current assets	51,475	79,413
Non-current assets
Intangible asset	553	637
Long term restricted deposits	2,751
Long term financial assets at fair value	343	333
Long-term trade receivables (note 9)	12,283	1,221
Property, equipment and right of use assets, net	3,621	3,556
Total non-current assets	19,551	5,747
Total Assets	71,026	85,160
Current liabilities
Current portion of long-term loan (note 5)	1,175	9
Lease liability	1,322	819
Trade payables	3,760	3,348
Other accounts payable	2,944	2,200
Warrant Liability (note 6)		576
Total current liabilities	9,201	6,952
Non-current liabilities
Lease liability	1,236	1,758
Long term loan (note 5)	4,726	29
Total non-current liabilities	5,962	1,787
Total liabilities	15,163	8,739
Equity
Share capital and additional paid in capital (note 7)	214,794	206,953
Warrant Reserve	3,054	10,147
Accumulated other comprehensive loss	(996)	(1,872)
Reserve with respect to transactions with non-controlling interests	927	927
Accumulated losses	(159,879)	(138,187)
Total equity attributable to Company shareholders	57,900	77,968
Non-controlling interests	(2,037)	(1,547)
Total equity	55,863	76,421
Total liabilities and equity	$ 71,026	$ 85,160